UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2001.
Check here if Amendment                     [   ];   Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen & Company Incorporated
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:      28- 5910


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Howard M. Felson           New York, New York               August 9, 2001
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[Signature]                    [City, State]                        [Date]

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Report Type (Check only one.):

[    ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-4174
Name:  Allen Holding Inc.



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             Attachment to Form 13F for Allen & Company Incorporated



     Allen & Company Incorporated ("ACI") hereby advises that Allen Holding, Inc. ("AHI"), of which ACI is a wholly-owned subsidiary, is filing on ACI's behalf in AHI's Form 13F for the quarter ended June 30, 2001, which includes 13(f) securities with respect to which ACI and AHI share investment discretion. This statement is being filed pursuant to General Instruction B to Form 13F.